Investments in and Advances to Equity Accounted Joint Venture - Additional Information (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel
Investments in and Advances to Affiliates [Line Items]
Number Of Vessels | vessel	3	8
Long-term Debt, Gross | $	$ 612,877	$ 741,992
High-Q Joint Venture
Investments in and Advances to Affiliates [Line Items]
Ownership percentage	50.00%
High-Q Joint Venture
Investments in and Advances to Affiliates [Line Items]
Number Of Vessels | vessel	1
Long-term Debt, Gross | $	$ 33,500	$ 37,500
Percentage of exposure to loan guarantee	50.00%